CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY

THE HAGERTY GROUP, LLC AND SUBSIDIARIES

NOTES TO PARENT COMPANY CONDENSED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019

AND 2018

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations — The accompanying parent company condensed financial statements of The Hagerty Group, LLC (THG), have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). THG is majority owned by Hagerty Holding Corp. (“HHC”), with Markel Corporation (“Markel”) holding a minority interest. HHC and Markel collectively are the Members of THG (“Members”). Prior to June 2019, THG was wholly owned by HHC.

These statements should be read in conjunction with the consolidated financial statements and related notes of The Hagerty Group, LLC and its subsidiaries (the “Company”). Investments in subsidiaries are accounted for using the equity method. Under the equity method, the investment in subsidiaries is stated at cost plus contributions and equity in undistributed income (loss) of consolidated subsidiaries.

THG operations consist of managing debt and cash levels for the consolidated group.

Use of Estimates — The preparation of the parent company condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.